Segment Information (Tables)	9 Months Ended
Jun. 30, 2025
Disclosure of operating segments [abstract]
Schedule of Operating Segments

Assets and liabilities are neither reported nor reviewed by the CODM at the operating segment level.

	Three months ended June 30, 2025
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	312,266	258,603	63,178	634,047	995	635,042
Adjusted EBITDA	109,459	97,565	20,184	227,208	(8,938)	218,270
Foreign exchange gain						9,507
Secondary offering related costs						(1,546)
EBITDA						226,231
Depreciation and amortization						(28,250)
Finance cost, net						(18,302)
Profit before tax						179,679

	Three months ended June 30, 2024
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	282,865	229,048	52,044	563,957	801	564,758
Adjusted EBITDA	89,922	88,232	18,126	196,280	(9,951)	186,329
Foreign exchange loss						(4,157)
Secondary offering related costs						(1,890)
EBITDA						180,282
Depreciation and amortization						(24,809)
Finance cost, net						(44,578)
Profit before tax						110,895

	Nine months ended June 30, 2025
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	835,490	574,207	158,101	1,567,798	3,293	1,571,091
Adjusted EBITDA	288,710	205,413	51,693	545,816	(25,388)	520,428
Foreign exchange gain						206
Secondary offering related costs						(1,546)
EBITDA						519,088
Depreciation and amortization						(81,754)
Finance cost, net						(68,692)
Profit before tax						368,642

	Nine months ended June 30, 2024
	Americas	EMEA	APAC	Total Reportable Segments	Corporate / Other	Total
Revenue	718,364	506,095	120,860	1,345,319	3,607	1,348,926
Adjusted EBITDA	234,573	175,387	38,977	448,937	(18,956)	429,981
Foreign exchange loss						(21,295)
IPO-related costs						(7,459)
Share-based compensation expenses						(3,591)
Secondary offering related costs						(1,890)
EBITDA						395,746
Depreciation and amortization						(72,193)
Finance cost, net						(108,017)
Profit before tax						215,536